Pension and Postretirement Benefit Plans and Defined Contribution Plans - Analysis of Changes in Significant Investments Valued Using Significant Unobservable Inputs (Details) - International Pension Plans [Member] - USD ($)
$ in Millions
		12 Months Ended
		Dec. 31, 2016		Dec. 31, 2015
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Fair value of plan assets, beginning	[1]	$ 7,959		$ 8,588
Defined Benefit Plan, Actual Return on Plan Assets [Abstract]
Exchange rate changes	[1]	(782)		(602)
Fair value of plan assets, ending	[1]	7,683		7,959
Insurance Contracts [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Fair value of plan assets, beginning		257
Defined Benefit Plan, Actual Return on Plan Assets [Abstract]
Fair value of plan assets, ending		272		257
Other Funds [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Fair value of plan assets, beginning	[2]	1,245
Defined Benefit Plan, Actual Return on Plan Assets [Abstract]
Fair value of plan assets, ending	[2]	1,185		1,245
Fair value inputs Level 3 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Fair value of plan assets, beginning	[3]	618
Defined Benefit Plan, Actual Return on Plan Assets [Abstract]
Fair value of plan assets, ending	[3]	578		618
Fair value inputs Level 3 [Member] | Insurance Contracts [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Fair value of plan assets, beginning	[4]	219	[3]	254
Defined Benefit Plan, Actual Return on Plan Assets [Abstract]
Assets held, ending		11		16
Purchases, sales and settlements, net		20		(19)
Exchange rate changes		4		(33)
Fair value of plan assets, ending	[3]	254		219	[4]
Fair value inputs Level 3 [Member] | Other Funds [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Fair value of plan assets, beginning	[4]	398	[2],[3]	395
Defined Benefit Plan, Actual Return on Plan Assets [Abstract]
Assets held, ending		(1)		30
Assets sold during the period		6		13
Purchases, sales and settlements, net		(18)		(21)
Exchange rate changes		(61)		(19)
Fair value of plan assets, ending	[2],[3]	$ 324		$ 398	[4]

[1]	The unfavorable change in the international plans’ funded status was primarily due to plan losses related to a decrease in the discount rate (reflecting lower interest rates), partially offset by an increase in the actual return on plan assets.
[2]	Primarily includes, for U.S. plan assets, investments in hedge funds and, to a lesser extent, real estate and, for international plan assets, investments in real estate and hedge funds.
[3]	Fair values are determined based on valuation inputs categorized as Level 1, 2 or 3 (see Note 1E).
[4]	We adopted a new accounting standard as of January 1, 2016 whereby certain investments in 2016 and 2015 that are measured at fair value using the NAV per share (or its equivalent) practical expedient have not been classified as Level 1, 2 or 3 in the above fair value hierarchy table, but are included in the total. As a result, a reclassification has been made to the prior year's plan asset classification table to conform to the current year's presentation.